Note 5 - Operating Segments Reporting - Income by Operating Segment (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income By Operating Segment Line Items
Gross Income	€ 12,045,000,000	€ 11,944,000,000
Operating Profit Before Tax	(368,000,000)	4,052,000,000
Total
Income By Operating Segment Line Items
Net Interest Income	8,653,000,000	8,941,000,000
Gross Income	12,045,000,000	11,944,000,000
Net Income	6,533,000,000	6,069,000,000
Operating Profit Before Tax	(368,000,000)	4,052,000,000
Profit or loss attributable to owners of the parent	(1,157,000,000)	2,442,000,000
Spain [Member]
Income By Operating Segment Line Items
Net Interest Income	1,793,000,000	1,763,000,000
Gross Income	2,900,000,000	2,773,000,000
Net Income	1,371,000,000	1,145,000,000
Operating Profit Before Tax	124,000,000	1,027,000,000
Profit or loss attributable to owners of the parent	88,000,000	734,000,000
United States [Member]
Income By Operating Segment Line Items
Net Interest Income	1,133,000,000	1,217,000,000
Gross Income	1,607,000,000	1,615,000,000
Net Income	648,000,000	655,000,000
Operating Profit Before Tax	15,000,000	363,000,000
Profit or loss attributable to owners of the parent	26,000,000	297,000,000
Mexico [Member]
Income By Operating Segment Line Items
Net Interest Income	2,717,000,000	3,042,000,000
Gross Income	3,550,000,000	3,901,000,000
Net Income	2,349,000,000	2,611,000,000
Operating Profit Before Tax	891,000,000	1,783,000,000
Profit or loss attributable to owners of the parent	654,000,000	1,287,000,000
Turkey [Member]
Income By Operating Segment Line Items
Net Interest Income	1,534,000,000	1,353,000,000
Gross Income	1,957,000,000	1,677,000,000
Net Income	1,394,000,000	1,084,000,000
Operating Profit Before Tax	715,000,000	726,000,000
Profit or loss attributable to owners of the parent	266,000,000	282,000,000
South America [Member]
Income By Operating Segment Line Items
Net Interest Income	1,443,000,000	1,613,000,000
Gross Income	1,664,000,000	1,994,000,000
Net Income	945,000,000	1,215,000,000
Operating Profit Before Tax	297,000,000	847,000,000
Profit or loss attributable to owners of the parent	159,000,000	404,000,000
Rest Of Eurasia [Member]
Income By Operating Segment Line Items
Net Interest Income	102,000,000	85,000,000
Gross Income	268,000,000	220,000,000
Net Income	131,000,000	78,000,000
Operating Profit Before Tax	89,000,000	69,000,000
Profit or loss attributable to owners of the parent	66,000,000	55,000,000
Corporate Center [Member]
Income By Operating Segment Line Items
Net Interest Income	(69,000,000)	(132,000,000)
Gross Income	98,000,000	(236,000,000)
Net Income	(307,000,000)	(718,000,000)
Operating Profit Before Tax	(2,500,000,000)	(762,000,000)
Profit or loss attributable to owners of the parent	€ (2,416,000,000)	€ (616,000,000)